Loans with Government Guarantees	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans Repurchased with Government Guarantees [Abstract]
Loans with Government Guarantees
Loans with Government Guarantees

The majority of loans with government guarantees continue to be insured or guaranteed by the Federal Housing Administration ("FHA"). These loans earn interest at a rate based upon the 10-year U.S. Treasury note rate at the time the underlying loan becomes delinquent, which is not paid by the FHA until claimed.

At December 31, 2015 and December 31, 2014, respectively, loans with government guarantees totaled $485 million and $1.1 billion.

The Company adopted ASU Update No. 2014-14, Receivables - Troubled Debt Restructuring by Creditors (Subtopic 310-40) in the first quarter 2015 at which time repossessed assets and the associated claims were recorded separately from the associated loans. At December 31, 2015, repossessed assets and the associated claims recorded in other assets totaled $210 million and at December 31, 2014 repossessed assets and the associated claims were $373 million included in loans with government guarantees.

Loans Repurchased with Government Guarantees Disclosure
Loans with Government Guarantees

Substantially all loans with government guarantees are insured or guaranteed by the Federal Housing Administration ("FHA") and U.S. Department of Veterans Affairs. FHA loans earn interest at a rate based upon the 10-year U.S. Treasury note rate at the time the underlying loan becomes delinquent, which is not paid by the FHA until claimed. Certain loans within our portfolio may be subject to indemnifications and insurance limits which exposes us to limited credit risk. We have reserved for these risks within other assets and as a component of our allowance for loan losses on residential first mortgages.

At September 30, 2016 and December 31, 2015, loans with government guarantees totaled $404 million and $485 million, respectively. At September 30, 2016 and December 31, 2015, repossessed assets and the associated claims recorded in other assets totaled $152 million and $210 million, respectively.